FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  31 March 2002

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME:  TEWKSBURY CAPITAL MANAGEMENT LTD.
ADDRESS:  WASHINGTON MALL ONE, CHURCH STREET, 4TH FLOOR, HAMILTON, HM11, BERMUDA

FORM 13F FILE NUMBER:  28-06263

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  JEFFREY W. CAMERON
TITLE:  ASSOCIATE LEGAL COUNSEL
PHONE:  441-299-2900

SIGNATURE, PLACE, AND DATE OF SIGNING:


____________________________
SIGNATURE
HAMILTON, BERMUDA
2 May 2002

REPORT TYPE:

[    ]  13F HOLDINGS REPORT

[    ]  13F NOTICE

[ X  ]  13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER:  		NAME:
28-06271			MFT LIMITED




FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:		0
FORM 13F INFORMATION TABLE ENTRY TOTAL:         3
FORM 13F INFORMATION TABLE VALUE TOTAL:         5059
(THOUSANDS)

LIST OF OTHER INCLUDED MANAGERS:	NONE



FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE (x$1000) 	 SHARES/PRN 	 SH/PRN 	 INV DISCR 	 OTHER MNGRS 	 VOTING AUTH - SOLE
COLLATERAL THERAPEUTICS	COM	19392110	248	24000	SH	SOLE		24000
DUKE ENERGY CORP	WHEN ISSUED	26439910	2256	59683	SH	SOLE		59683
R G S ENERGY GROUP INC	COM	74956K10	2555	65100	SH	SOLE		65100